Document And Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Xometry, Inc.
Entity Central Index Key	0001657573
Entity Emerging Growth Company	true
Securities Act File Number	001-40546
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	7529 Standish Place, Suite 200
Entity Address, City or Town	Derwood
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20855
City Area Code	(240)
Local Phone Number	335-7914
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A common stock, par value $0.000001 per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ